CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the form of the prospectuses used with respect to Neuberger Berman All Cap Growth Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment
No. 123 ("Amendment No. 123") to the Registrant's Registration Statement and
(b) that Amendment No. 123 was filed electronically.







Dated:September 6, 2006              By:   /s/ Claudia A. Brandon
                                           ----------------------
                                           Claudia A. Brandon
                                           Secretary